Shareholder Report, Holdings (Details) - C000005547	Apr. 30, 2025
Federal Reserve Bank of New York
Holdings [Line Items]
Percent of Net Asset Value	13.70%
U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Credit Agricole
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Credit Agricole Corporate and Investment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Svenska Handelsbanken
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Erste Finance Delaware
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Alaska HFC, State Capital Project
Holdings [Line Items]
Percent of Net Asset Value	1.80%
TotalEnergies Capital
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Canadian Imperial Bank of Commerce
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	15.30%
U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Asset Backed Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.90%
U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	6.70%
U.S. Government Agency Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Other Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%